Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information Line Items
Entity Registrant Name	G MEDICAL INNOVATIONS HOLDINGS LTD.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001760764
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5 Oppenheimer St
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670105
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	8.6799861
Business Contact
Document Information Line Items
Entity Address, Address Line One	12708 Riata Vista Cir Ste A-103
Entity Address, City or Town	Austin
Entity Address, Postal Zip Code	78727
City Area Code	800
Local Phone Number	595.2898
Contact Personnel Name	Dr. Yacov Geva